Group Statement of Comprehensive Income - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Net profit/(loss) for the year	R 4,883	R (1,012)	R 5,124
Other comprehensive income for the year, net of income tax	(80)	202	3,251
Items that may be reclassified subsequently to profit or loss	(110)	171	3,233
Foreign exchange translation gain/(loss)	1,123	742	(1,234)
Remeasurement of gold hedging contracts	(1,233)	(571)	4,467
Items that will not be reclassified to profit or loss	30	31	18
Total comprehensive income for the year	4,803	(810)	8,375
Attributable to:
Non-controlling interest	63	40	58
Owners of the parent	R 4,740	R (850)	R 8,317